Document and Entity Information	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	ARMSTRONG FLOORING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37589
Entity Tax Identification Number	47-4303305
Entity Address, Address Line One	1770 Hempstead Road
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17605
City Area Code	717
Local Phone Number	672-9611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.0001 par value
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Central Index Key	0001655075
Amendment Flag	false